Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 9 - PROPERTY AND EQUIPMENT, NET

As of December 31, 2019 and 2018, property and equipment, net consisted of the following:

	December 31, 2019	December 31, 2018
Electronic equipment	$197,580	$174,444
Office equipment	24,123	15,240
Total property and equipment	221,703	189,684
Less: accumulated depreciation	(146,312)	(91,751)
Total property and equipment, net	$75,391	$97,933

Depreciation expenses for the fiscal years ended December 31, 2019, 2018 and 2017 were $57,631, $53,697 and $30,349, respectively. There was no impairment recorded for these property and equipment for the years ended December 31, 2019, 2018 and 2017.